Leases - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Right of use asset, Beginning balance		$ 1,799	$ 1,914
Additions		70
Amortization of right-of-use assets		(279)	(272)	$ (243)
Translation differences		(125)	157
Right of use asset, Ending balance		1,465	1,799	1,914
Lease liability, Beginning balance		1,975	2,003
Additions		70
Interest expense		188	204	211
Payments of lease liabilities	$ (79)	(413)	(399)	(364)
Translation differences		(141)	167
Lease liability, Ending balance		$ 1,679	$ 1,975	$ 2,003